Cover	12 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Premium Catering (Holdings) Limited
Entity Central Index Key	0001998056
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	6 Woodlands Walk
Entity Address, Country	SG
Entity Address, Postal Zip Code	738398
City Area Code	65
Local Phone Number	6970 1488
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	850 Library Avenue
Entity Address, Address Line Two	Suite 204
Entity Address, City or Town	Newark
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19711
Country Region	+1
City Area Code	302
Local Phone Number	738-6680
Contact Personnel Name	Puglisi & Associates